11. Operating Leases - Group as Lessor (Tables)	12 Months Ended
Dec. 31, 2017
Operating Leases - Group As Lessor Tables
Schedule of future minimum rental receivables
2017
Within 1 year	$2,035,573
After 1 year, but not more than 5 years	5,498,899
More than 5 years	94,939
Total	$7,629,411